Interim Condensed Consolidated Balance Sheets - USD ($) $ in Thousands	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
CURRENT ASSETS:
Cash and cash equivalents	$ 15,938	$ 10,099	$ 8,581
Short terms deposits	3,569	3,047	11,013
Accounts receivable		60	8
Inventory	782	630	167
Other current assets	573	281	443
Total current assets	20,862	14,117	20,212
NON-CURRENT ASSETS:
Contract fulfillment assets	1,316	1,495	1,675
Property and equipment, net	503	648	781
Operating lease right-of-use assets	1,621	307	482
Severance pay asset	254	328	396
Total non-current assets	3,694	2,778	3,334
TOTAL ASSETS	24,556	16,895	23,546
CURRENT LIABILITIES:
Accounts payable	293	297	103
Contract liabilities - short term	950	1,426	346
Operating lease liabilities - short term	528	199	256
Accrued compensation expenses	761	365	355
Other accrued expenses	280	214	210
Total current liabilities	2,864	2,559	1,309
NON-CURRENT LIABILITIES:
Contract liabilities - long term	1,901	2,218	2,074
Operating lease liabilities - long term	957	64	203
Liability for severance pay	247	268	344
Other liabilities - long term	28
Total non-current liabilities	3,133	2,550	2,621
TOTAL LIABILITIES	5,997	5,109	3,930
SHAREHOLDERS’ EQUITY:
Common stock, $0.001 par value; 300,000,000 shares authorized as of December 31, 2022 and December 31, 2021, 7,121,737 shares issued and outstanding as of December 31, 2022 and December 31, 2021	10	7	7
Additional paid-in capital	51,415	36,541	34,903
Accumulated deficit	(32,866)	(24,762)	(15,294)
TOTAL SHAREHOLDERS’ EQUITY	18,559	11,786	19,616
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	24,556	16,895	23,546
Related Party [Member]
CURRENT LIABILITIES:
Related parties	$ 52	$ 58	$ 39